Shareholder Report, Line Graph (Details) 197926_US Treasury 20 Year Bond ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 27, 2023	Aug. 31, 2026
F/m US Treasury 20 Year Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 20 Year Bond ETF
Accumulated Value	$ 9,573	$ 9,914	$ 9,490	$ 10,000	$ 9,552
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,656	10,406	9,816	10,000	$ 10,785
ICE BofA Current 20-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 20-Year US Treasury Total Return Index
Accumulated Value	9,563	9,921	9,491	10,000	$ 9,546
Bloomberg U.S. Treasury Bellwether: 20 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 20 Year Total Return USD Unhedged Index
Accumulated Value	$ 9,601	$ 9,946	$ 9,497	$ 10,000	$ 9,592